Equipment	12 Months Ended
Dec. 31, 2012
Equipment [Abstract]
Equipment

C. Equipment

	December 31,
Equipment consists of (in thousands):	2012	2011
Laboratory equipment	$6,741	$6,430
Office equipment and leasehold improvements	3,842	3,806

	10,583	10,236
Accumulated depreciation	(9,289)	(8,969)

	$1,294	$1,267